Related parties	12 Months Ended
Dec. 31, 2017
Related parties
Related parties

Note 27 - Related parties

A.	Key management personnel compensation

In addition to their remuneration, the Group also provides non-cash benefits (such as vehicles) to key management personnel. Key management personnel are also entitled to post-employment benefits (for which the Group contributes to a defined benefit plan on their behalf) and participate in the Company’s share option plan (see Note 14 and Note 26, respectively).

Compensation to key management personnel:

	Year ended December 31,
	2015		2016		2017
	Number of		Number of		Number of
	people	Amount	people	Amount	people	Amount
		(in thousands)		(in thousands)		(in thousands)
Short-term employee benefits	16	2,586	16	2,519	15	3,362
Long-term employee benefits(*)	1	412	—	—	—	—
Post-employment benefits	9	119	8	95	7	109
Share-based payments	16	4,150	16	3,578	14	2,242

Total		7,267		6,192		5,713

(*)The long-term employee benefits include a cash bonus of $1.2 million (of which $0.4 million was recognized in our audited consolidated financial statements for the year ended December 31, 2015 and $0.75 million was recognized in our audited consolidated financial statements for the year ended December 31, 2014) in connection with the long-term incentive plan for the Company’s Chief Executive Officer which was approved by the Company’s shareholders on December 20, 2012 (“the Bonus”). In April 2016, the Company’s Chief Executive Officer notified the Company unilaterally to defer and condition the payment of 50% of the Bonus with the achievement or overachievement of the Company’s operating income target for the year ended December 31, 2016 as per its 2016 budget. The target was achieved and the cash bonus was paid during February 2017.

B.	Exculpation, insurance and indemnification of key management personnel

The Group’s key management personnel and directors are covered by a directors’ and officers’ liability insurance policy. In addition, the Company has entered into agreements with each of its key management personnel and directors exculpating them, to the fullest extent permitted by law, from liability to the Company for damages caused to the Company as a result of a breach of duty of care, and undertaking to indemnify them to the fullest extent permitted by law. The insurance is subject to our discretion depending on its availability, effectiveness and cost. Effective as of the date of our IPO, the maximum amount set forth in such agreement is (1) with respect to indemnification in connection with a public offering of the Company’s securities, the gross proceeds raised by the Company and/or any selling shareholder in such public offering, and (2) with respect to all permitted indemnification, including a public offering of the Company’s securities, the greater of (a) an amount equal to 50% of the shareholders’ equity on a consolidated basis, based on the Company’s recent financial statements made publicly available before the date on which the indemnity payment is made and (b) $50 million.